Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PERMANENT PORTFOLIO FAMILY OF FUNDS
Prospectus Date	rr_ProspectusDate	May 31, 2017
Aggressive Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aggressive Growth Portfolio May 31, 2017 PORTFOLIO SUMMARY Class A — PAGDX | Class C — PAGHX | Class I — PAGRX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Aggressive Growth Portfolio seeks to achieve high (greater than for the stock market as a whole), long- term appreciation in the value of its shares.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio. You may qualify for initial sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Portfolios of Permanent Portfolio Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Your Investment — How Sales Charges are Calculated and — Sales Charge Reductions and Waivers” in the Portfolio’s Prospectus and “Additional Purchase, Sale (Redemption) and Account Information — Initial Sales Charges on Class A Shares” in the Portfolio’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 5.52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.52%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Portfolios of Permanent Portfolio Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Your Investment — How Sales Charges are Calculated and — Sales Charge Reductions and Waivers” in the Portfolio’s Prospectus and “Additional Purchase, Sale (Redemption) and Account Information — Initial Sales Charges on Class A Shares” in the Portfolio’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole and whose shares are valued primarily for potential growth in revenues, earnings, dividends or asset values rather than for current income. Such companies may include those involved in technology, medicine, capital goods, natural resources, energy, construction, transportation, finance, entertainment or service, those developing or exploiting new industries, products, services or markets, or those whose shares are otherwise undervalued. The price volatility of such investments is expected to be greater than the price volatility of the U.S. stock market as a whole. The Portfolio may invest in shares of companies of any market capitalization, including small-, mid- and large-capitalization companies, and expects to hold stocks of issuers from at least twelve different industry groups.

		The Portfolio expects to remain fully invested in stock market investments at all times, apart from incidental amounts of cash, cash equivalents or other high quality, short-term investments. Accordingly, the success of the Portfolio’s investment policy does not depend on short-term, market-timing decisions by the Portfolio’s investment adviser.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. The principal risks of investing in the Portfolio include:
  Market risk — prices of the securities held by the Portfolio will fluctuate, sometimes rapidly and unexpectedly. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Portfolio, or less than it was worth at an earlier time. Securities may decline in value due to factors affecting individual issuers, securities markets generally or particular industries or sectors within the securities markets. Aggressive growth stock investments are subject to greater risk of price declines, especially during periods where the prices of U.S. or foreign stock market investments in general are declining.
  Capitalization risk — to the extent the Portfolio emphasizes stocks of small-, mid- or large-companies, it takes on the associated risks. Investments in the stocks of small- and mid-capitalization companies may be more volatile and less liquid than the stocks of larger companies. Small- and mid-capitalization stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust or during market or sector downturns. Compared to small- and mid-capitalization companies, large-capitalization companies may be less responsive to market changes and opportunities.
  Investment style risk — growth stocks may not perform as well as value stocks or the stock market in general. The Portfolio’s focus on growth stocks increases the potential volatility of its share price.
  Risks of investing in foreign and emerging markets — investments in foreign securities involve risks that are in addition to the risks associated with investing in U.S. securities. The risks of investing in securities of foreign issuers can include, among others: unfavorable differences in liquidity and volatility; less developed or less efficient trading markets; less stringent accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition; social, political or economic instability; foreign currency exchange controls and foreign taxation issues; the risk of expropriation of assets or nationalization of a company or industry by foreign governments; currency risk (i.e., the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment); and settlement, custodial or other operational risks. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid and more difficult to value than securities of U.S. issuers. In addition, foreign markets can perform differently than the U.S. market. Investing in emerging (less developed) markets may involve higher levels of each of these risks.
  Security selection risk — securities selected for the Portfolio may perform differently than expected.
  Warrants risk — warrants are securities issued by a company which give the holder the right, but not the obligation, to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio would lose any amount it paid for the warrant.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes. The indexes, which are described in “Descriptions of Market Indexes” in the Portfolio’s Prospectus, have characteristics relevant to the Portfolio’s investment strategies. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.

		The bar chart and table below show the Portfolio’s returns for Class I shares. No performance information is presented for Class A shares or Class C shares because the inception date for Class A and Class C shares was May 31, 2016. Performance information for Class A and Class C shares will be available after those share classes have been in operation for one full calendar year. The returns for Class A and Class C shares would have been lower than Class I shares’ returns shown in the bar chart and table because the expenses of the classes are higher.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Class A shares or Class C shares because the inception date for Class A and Class C shares was May 31, 2016. Performance information for Class A and Class C shares will be available after those share classes have been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-5142
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.permanentportfoliofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Aggressive Growth Portfolio Annual Total Returns Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date return through the calendar quarter ended March 31, 2017 was 4.67%.

Highest/lowest quarterly return during the period shown:

Highest Quarter	Lowest Quarter

2nd Quarter 2009 17.70%	4th Quarter 2008 -26.95%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	“Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Aggressive Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Operating Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.46%
1 Year	rr_ExpenseExampleYear01	$ 642
3 Years	rr_ExpenseExampleYear03	941
5 Years	rr_ExpenseExampleYear05	1,262
10 Years	rr_ExpenseExampleYear10	$ 2,168
Aggressive Growth Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Operating Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.21%
1 Year	rr_ExpenseExampleYear01	$ 330
3 Years	rr_ExpenseExampleYear03	699
5 Years	rr_ExpenseExampleYear05	1,197
10 Years	rr_ExpenseExampleYear10	2,566
1 Year	rr_ExpenseExampleNoRedemptionYear01	227
3 Years	rr_ExpenseExampleNoRedemptionYear03	699
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,197
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,566
Aggressive Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Operating Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.21%
1 Year	rr_ExpenseExampleYear01	$ 124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	$ 1,475
2007	rr_AnnualReturn2007	4.59%
2008	rr_AnnualReturn2008	(39.10%)
2009	rr_AnnualReturn2009	30.73%
2010	rr_AnnualReturn2010	17.71%
2011	rr_AnnualReturn2011	(7.52%)
2012	rr_AnnualReturn2012	20.67%
2013	rr_AnnualReturn2013	42.86%
2014	rr_AnnualReturn2014	6.54%
2015	rr_AnnualReturn2015	(11.37%)
2016	rr_AnnualReturn2016	13.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.95%)
1 Year	rr_AverageAnnualReturnYear01	13.30%
5 Years	rr_AverageAnnualReturnYear05	13.02%
10 Years	rr_AverageAnnualReturnYear10	5.27%
Since Inception	rr_AverageAnnualReturnSinceInception	9.91%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1990
Aggressive Growth Portfolio | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.52%
5 Years	rr_AverageAnnualReturnYear05	11.58%
10 Years	rr_AverageAnnualReturnYear10	3.88%
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1990
Aggressive Growth Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.84%
5 Years	rr_AverageAnnualReturnYear05	10.44%
10 Years	rr_AverageAnnualReturnYear10	4.11%
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1990
Aggressive Growth Portfolio | Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.50%
5 Years	rr_AverageAnnualReturnYear05	12.92%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception	10.16%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1990
Aggressive Growth Portfolio | Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1990

[1]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[2]	The Portfolio’s inception date was January 2, 1990.